Annual Total Returns - Fidelity® Series Government Money Market Fund [BarChart] - 08.31 Fidelity Series Government Money Market Fund Series Class PRO-08 - Fidelity® Series Government Money Market Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 22, 2016
Fidelity Series Government Money Market Fund -Default
Bar Chart Table:
Annual Return 2017	0.86%
Annual Return 2018	1.90%
Annual Return 2019	2.27%
Annual Return 2020	0.50%